EARNINGS PER SHARE (Schedule of Basic and Diluted Earnings Per Share) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net loss attributed to holder of ordinary shares	$ (34,698,251)	$ (5,075,122)	$ (33,630,021)
Net loss adjusted for dilutive securities	$ (34,698,251)	$ (5,075,122)	$ (33,630,021)
Weighted-average number of common shares outstanding-basic	202,229,767	204,085,041	203,550,049
Weighted-average number of common shares outstanding-diluted	202,229,767	204,085,041	203,550,049
Basic loss per share	$ (0.17)	$ (0.02)	$ (0.17)
Diluted loss per share	$ (0.17)	$ (0.02)	$ (0.17)